Provisions for pensions and similar obligations (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Opening Of Gains Losses Actuarial From Experience Financial Assumptions And Demographic Hypotheses Postemployment Plans [Abstract]
Experience Plan	R$ 686,204	R$ (696,910)	R$ (1,299,660)
Changes in Financial Assumptions	(1,557,689)	(2,135,189)	2,049,061
Changes in Financial Demographic	146	(12,773)	0
Gain (Loss) Actuarial - Obligation	(871,339)	(2,844,872)	749,401
Return on Investment, Return Unlike Implied Discount Rate	270,158	1,589,446	(297,271)
Gain (Loss) Actuarial - Asset	270,158	1,589,446	(297,271)
Changes in Surplus Uncollectible	R$ (15,690)	R$ 0	R$ 0